RESEARCH AND DEVELOPMENT, NET (Tables)	12 Months Ended
Jan. 31, 2023
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2023, 2022, and 2021, was as follows:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Capitalized software development costs, net, beginning of year	$13,920	$11,315	$11,679
Software development costs capitalized during the year	3,408	6,033	5,132
Amortization of capitalized software development costs	(4,708)	(3,291)	(3,072)
Business divestiture	(2,922)	—	—
Write-offs of capitalized software development costs	—	(142)	(2,244)
Foreign currency translation and other	8	5	(180)
Capitalized software development costs, net, end of year	$9,706	$13,920	$11,315